3. SIGNIFICANT ACCOUNTING POLICIES: Product Development Costs/Intangibles (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Product Development Costs/Intangibles

Product Development Costs/Intangibles

The Company recognizes intangible assets in accordance with IAS 38 – Intangible Assets. These assets include both acquired intangible assets and internally generated intangible assets that meet the recognition criteria.

Recognition and Measurement

•Acquired intangible assets are initially recognized at cost, which includes the purchase price and directly attributable costs.

•Internally generated intangible assets are recognized only during the development phase, provided that the following criteria are met:

−Demonstration of technical feasibility for completion.

−Intention to complete and use/sell the asset.

−Ability to use/sell the asset.

−Expectation of future economic benefits.

−Availability of necessary financial and other resources.

−Reliable measurement of development costs.

−Research costs are expensed as incurred, while development costs are capitalized when the above criteria are met.

Subsequent Measurement

The Company applies the cost model, where intangible assets are carried at cost less accumulated amortization and impairment losses. The revaluation model is not applied, as there is no active market for these assets.

Amortization Policy

Finite-life intangibles are amortized on a straight-line basis over their estimated useful lives, as follows:

-Software technology –15 years, and

-Indefinite-life intangibles are not amortized but are tested annually for impairment.

Impairment

•The Company assesses indicators of impairment at each reporting date.

•Indefinite-life intangibles and goodwill are tested for impairment at least annually.

•Any impairment losses are recognized in the statement of profit or loss.